Significant Accounting Policies - Summary of Expected Useful Life (Details)	Dec. 31, 2024
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful life of Property and equipment	10 years
IT Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Expected useful life of Property and equipment	5 years